Segment reporting	12 Months Ended
Dec. 31, 2024
Segment reporting
Segment reporting

7. Segment reporting

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision maker (“CODM”). The chief operating decision maker, who is responsible for allocating resources and assessing performance of the operating segments, has been identified as certain members of the Group’s management team, including the chief executive officer (“CEO”).

7. Segment reporting (Continued)

The Group operates in three operating segments: (i) China Mobility; (ii) International; (iii) Other Initiatives. The following summary describes the operations in each of the Group’s reportable segments:

●	China Mobility: China Mobility segment mainly comprises ride hailing, chauffeur, hitch, online taxi and other services in the PRC.
●	International: International segment includes ride hailing services, food delivery services and financial services offered in international markets.
●	Other Initiatives: Other Initiatives mainly consist of bike and e-bike sharing, certain energy and vehicle services, intra-city freight, autonomous driving, financial services in the PRC, etc.

The Group does not include inter-company transactions between segments for management reporting purposes. In general, revenues, cost of revenues and operating expenses are directly attributable, or are allocated, to each segment. The Group allocates costs and expenses that are not directly attributable to a specific segment, such as those that support infrastructure across different segments, to different segments mainly on the basis of usage or headcount, depending on the nature of the relevant costs and expenses. The Group currently does not allocate the assets or liabilities to its segments, as its CODM does not use such information to allocate resources or evaluate the performance of the operating segments. The Group currently does not allocate non-current assets other than financial instruments and deferred tax assets to the geographic operations as substantially all of the Group’s these assets are located in the PRC. In addition, substantially all of the Group’s revenue is derived from the PRC, therefore, no geographical information is presented.

The Group’s segment operating performance measure is segment Adjusted EBITA, which represents profit (loss) for the year before (i) investment income (loss), net, (ii) share of profit (loss) of equity method investees, (iii) interest income, (iv) finance (costs) income, net, (v) fair value changes of preferred shares issued by subsidiaries, (vi) income tax benefit (expense), (vii) share-based compensation expenses, (viii) amortization of intangible assets, (ix) gain or loss on disposal or deemed disposal of subsidiaries and (x) impairment of goodwill and intangible assets acquired from business combination. The following table presents information about Adjusted EBITA and a reconciliation from the segment Adjusted EBITA to total operating profit (loss) for the years ended December 31, 2022, 2023 and 2024:

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Revenues:
China Mobility	125,930,620	175,033,586	185,740,797
International	5,863,123	7,842,151	11,042,880
Other Initiatives	8,997,940	9,504,181	10,014,954
Total segment revenues	140,791,683	192,379,918	206,798,631
Adjusted EBITA:
China Mobility	(1,397,535)	5,321,865	9,183,062
International	(4,013,873)	(2,301,074)	(1,846,299)
Other Initiatives	(7,211,948)	(5,105,757)	(3,009,629)
Total Adjusted EBITA	(12,623,356)	(2,084,966)	4,327,134
Share‑based compensation expenses	(3,446,898)	(2,589,593)	(2,252,738)
Amortization of intangible assets(i)	(1,631,280)	(1,003,282)	(138,831)
Gain or loss from the disposal or deemed disposal of subsidiaries	—	2,839,384	6,874
Total operating profit (loss)	(17,701,534)	(2,838,457)	1,942,439

The reconciliation of the total operating profit (loss) to profit (loss) before income tax is the same as that shown in the consolidated income statements, and thus no reconciliation is provided here.

(i)	Amortization expenses in connection with business combinations were RMB1,561,239, RMB948,384 and RMB86,826 for the years ended December 31, 2022, 2023 and 2024, respectively.

7. Segment reporting (Continued)

The following table presents the total depreciation expenses of property and equipment and right-of-use assets by segment for the years ended December 31, 2022, 2023 and 2024:

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB

China Mobility	550,738	563,496	413,152
International	167,771	160,594	171,012
Other Initiatives	3,450,016	3,097,835	2,442,072
Total depreciation of property and equipment and right-of-use assets	4,168,525	3,821,925	3,026,236